BALANCE FROM CONTRACTS WITH CUSTOMERS - Net Contract Assets (Liabilities) (Details) - CAD ($) $ in Millions	Mar. 31, 2019	Mar. 31, 2018	Apr. 01, 2017	Mar. 31, 2017
Revenue From Contracts With Customers1 [Abstract]
Contract assets	$ 523.5	$ 439.7
Contract liabilities - current	(670.2)	(679.5)	$ (593.4)	$ (593.4)
Contract liabilities - non-current	(102.5)	(56.2)
Net contract liabilities	$ 249.2	$ 296.0